Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	$ 2,734	$ 2,485
Additions	1,088	987
Disposals	(123)
Depreciation of the year	(782)	(738)	$ (377)
Property, plant and equipment, opening book value, Total	2,917	2,734	2,485
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	4,067	3,080
Property, plant and equipment, opening book value, Total	5,032	4,067	3,080
Accumulated Amortization
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	(1,333)	(595)
Property, plant and equipment, opening book value, Total	(2,115)	(1,333)	(595)
Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	1,695	1,270
Additions	1,088	987
Disposals	(123)
Depreciation of the year	(656)	(562)
Property, plant and equipment, opening book value, Total	2,004	1,695	1,270
Computer Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	2,810	1,823
Property, plant and equipment, opening book value, Total	3,775	2,810	1,823
Computer Equipment | Accumulated Amortization
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	(1,115)	(553)
Property, plant and equipment, opening book value, Total	(1,771)	(1,115)	(553)
Building Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	1,039	1,215
Depreciation of the year	(126)	(176)
Property, plant and equipment, opening book value, Total	913	1,039	1,215
Building Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	1,257	1,257
Property, plant and equipment, opening book value, Total	1,257	1,257	1,257
Building Improvements | Accumulated Amortization
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Opening book value	(218)	(42)
Property, plant and equipment, opening book value, Total	$ (344)	$ (218)	$ (42)